LAND USE RIGHTS AND INTANGIBLE ASSETS (Narrative) (Details) - 12 months ended Dec. 31, 2015 ¥ in Thousands	USD ($)	CNY (¥)
Land Use Rights And Intangible Assets 1	$ 14,020,000
Land Use Rights And Intangible Assets 2 | ¥		¥ 90,760
Land Use Rights And Intangible Assets 3	14,800,000
Land Use Rights And Intangible Assets 4 | ¥		¥ 90,760
Land Use Rights And Intangible Assets 5	880,000
Land Use Rights And Intangible Assets 6	920,000
Land Use Rights And Intangible Assets 7	1,230,000
Land Use Rights And Intangible Assets 8	0
Land Use Rights And Intangible Assets 9	2.33
Land Use Rights And Intangible Assets 10	$ 2,010,000